Segment and geographical information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		1 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011 Bulk Material	Jun. 30, 2011 Bulk Material	Sep. 30, 2010 Bulk Material	Sep. 30, 2011 Bulk Material	Sep. 30, 2010 Bulk Material	Sep. 30, 2011 Base Metals	Jun. 30, 2011 Base Metals	Sep. 30, 2010 Base Metals	Sep. 30, 2011 Base Metals	Sep. 30, 2010 Base Metals	Sep. 30, 2011 Fertilizers	Jun. 30, 2011 Fertilizers	Sep. 30, 2010 Fertilizers	Sep. 30, 2011 Fertilizers	Sep. 30, 2010 Fertilizers	Sep. 30, 2011 Logistic	Jun. 30, 2011 Logistic	Sep. 30, 2010 Logistic	Sep. 30, 2011 Logistic	Sep. 30, 2010 Logistic	Sep. 30, 2011 Others	Jun. 30, 2011 Others	Sep. 30, 2010 Others	Sep. 30, 2011 Others	Sep. 30, 2010 Others	May 31, 2010 Vale Fertilizantes
Segment Reporting Information
Percentage of equity capital acquired (as a percent)																															58.60%
Results by segment - before elminations (aggregated)
Gross revenues	$ 16,741	$ 15,345	$ 14,496	$ 45,634	$ 31,274	$ 12,763	$ 11,682	$ 11,257	$ 33,964	$ 23,603	$ 2,287	$ 2,230	$ 1,919	$ 7,266	$ 5,181	$ 1,037	$ 867	$ 802	$ 2,691	$ 1,077	$ 502	$ 476	$ 408	$ 1,306	$ 1,131	$ 152	$ 90	$ 110	$ 407	$ 282
Cost and expenses	(6,910)	(6,256)	(5,748)	(18,959)	(13,982)	(3,844)	(3,449)	(3,204)	(10,327)	(8,062)	(1,627)	(1,528)	(1,398)	(4,689)	(3,865)	(798)	(658)	(748)	(2,100)	(987)	(395)	(396)	(292)	(1,081)	(842)	(246)	(225)	(106)	(762)	(226)
Research and development	(440)	(363)	(216)	(1,145)	(577)	(188)	(130)	(70)	(430)	(186)	(100)	(98)	(68)	(272)	(168)	(32)	(16)	(21)	(66)	(33)	(37)	(30)	(23)	(88)	(45)	(83)	(89)	(34)	(289)	(145)
Gain on sale of assets				1,513										1,513
Depreciation, depletion and amortization	(1,018)	(979)	(696)	(2,954)	(2,187)	(439)	(438)	(379)	(1,311)	(1,112)	(379)	(350)	(224)	(1,086)	(879)	(129)	(129)	(48)	(375)	(72)	(64)	(60)	(32)	(168)	(105)	(7)	(2)	(13)	(14)	(14)
Operating income	8,373	7,747	7,836	24,089	14,528	8,292	7,665	7,604	21,896	14,238	181	254	229	2,732	269	78	64	(15)	150	(15)	6	(10)	61	(31)	139	(184)	(226)	(43)	(658)	(103)
Financial result	(3,393)	648	72	(2,843)	(1,096)	(2,865)	840	286	(1,940)	(411)	(206)	(210)	(177)	(643)	(635)	(129)	29	17	(37)	19	(149)	(17)	(10)	(185)	(28)	(44)	6	(44)	(38)	(41)
Discontinued operations, net of tax			8		(143)								8		(143)
Equity in results of affiliates, joint ventures and others investments	282	406	305	968	684	248	339	302	845	610	118	(2)	(26)	113	(19)						32	33	27	101	62	(116)	36	2	(91)	31
Income taxes	(351)	(2,407)	(2,146)	(4,135)	(2,568)	(224)	(2,120)	(2,116)	(3,325)	(2,712)	(106)	(228)	(26)	(735)	115	(13)	(57)	(6)	(67)	(3)	(8)	(2)	2	(8)	11					21
Noncontrolling interests	24	58	(37)	134	(58)	52	1	5	55	7	(9)	33	(46)	38	(65)	(22)	(1)		(19)							3	25	4	60
Net income attributable to the Company's stockholders	$ 4,935	$ 6,452	$ 6,038	$ 18,213	$ 11,347	$ 5,503	$ 6,725	$ 6,081	$ 17,531	$ 11,732	$ (22)	$ (153)	$ (38)	$ 1,505	$ (478)	$ (86)	$ 35	$ (4)	$ 27	$ 1	$ (119)	$ 4	$ 80	$ (123)	$ 184	$ (341)	$ (159)	$ (81)	$ (727)	$ (92)